Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares		Value
Communication Services - 5.5%
Electronic Arts, Inc.	89,593		$13,662,037
Iridium Communications, Inc.	437,279		10,695,844
Match Group, Inc.	499,862		17,130,271
Meta Platforms, Inc. - Class A	47,676		36,874,525
Pinterest, Inc. - Class A (a)	731,870		28,250,182
Trade Desk, Inc. - Class A (a)	81,113		7,053,587
ZoomInfo Technologies, Inc. (a)	1,320,869		14,305,011
			127,971,457

Consumer Discretionary - 7.1%
ADT, Inc.	3,607,235		30,120,412
Airbnb, Inc. - Class A (a)	132,456		17,538,499
Booking Holdings, Inc.	4,913		27,041,447
Duolingo, Inc. (a)	123,204		42,696,346
Etsy, Inc. (a)(b)	370,328		21,579,013
McDonald's Corp.	90,464		27,145,532
			166,121,249

Consumer Staples - 5.9%
Altria Group, Inc.	455,152		28,192,115
Maplebear, Inc. (a)(b)	583,412		27,986,274
Monster Beverage Corp. (a)	567,330		33,330,637
Philip Morris International, Inc.	286,990		47,080,710
			136,589,736

Energy - 3.6%
Antero Midstream Corp.	1,987,181		36,464,771
Diamondback Energy, Inc.	61,684		9,169,944
DT Midstream, Inc. (b)	202,049		20,756,494
EOG Resources, Inc.	90,920		10,912,218
Texas Pacific Land Corp.	6,557		6,348,028
			83,651,455

Health Care - 14.1%
AbbVie, Inc.	128,062		24,206,279
Amgen, Inc.	84,134		24,827,943
Biogen, Inc. (a)	75,974		9,724,672
Bristol-Myers Squibb Co.	214,505		9,290,212
Doximity, Inc. - Class A (a)	365,285		21,460,494
Exelixis, Inc. (a)	876,447		31,744,910
Gilead Sciences, Inc.	340,947		38,284,939
Hologic, Inc. (a)	144,888		9,681,416
Jazz Pharmaceuticals PLC (a)	126,340		14,482,354
Medpace Holdings, Inc. (a)	42,829		18,296,549
Merck & Co., Inc.	109,013		8,516,096
QIAGEN NV (b)	522,033		25,757,108
ResMed, Inc. (b)	85,234		23,178,534
United Therapeutics Corp. (a)	38,145		10,478,431
Veeva Systems, Inc. - Class A (a)	145,631		41,388,330
Zoetis, Inc.	116,419		16,972,726
			328,290,993

Industrials - 5.3%
AMETEK, Inc.	91,537		16,920,615
Copart, Inc. (a)	204,787		9,282,995
Graco, Inc.	201,589		16,929,444
Hayward Holdings, Inc. (a)	895,837		13,777,973
Paychex, Inc.	183,964		26,551,524
Union Pacific Corp.	68,188		15,135,690
Verisk Analytics, Inc.	88,955		24,792,648
			123,390,889

Information Technology - 54.0%(c)
Adobe, Inc. (a)	24,080		8,613,175
Analog Devices, Inc.	96,103		21,587,617
Apple, Inc.	57,583		11,952,503
AppLovin Corp. - Class A (a)	87,412		34,151,868
Arista Networks, Inc. (a)	124,456		15,335,468
Atlassian Corp. - Class A (a)	44,667		8,566,237
Autodesk, Inc. (a)	80,842		24,504,019
Bentley Systems, Inc. - Class B	401,627		23,286,333
Broadcom, Inc.	256,226		75,253,576
Cadence Design System, Inc. (a)	59,409		21,658,739
CCC Intelligent Solutions Holdings, Inc. (a)	821,666		7,945,510
Cisco Systems, Inc.	426,666		29,047,421
Crowdstrike Holdings, Inc. (a)	112,270		51,034,574
Datadog, Inc. - Class A (a)	74,711		10,458,046
DocuSign, Inc. (a)	425,714		32,201,007
Dolby Laboratories, Inc. - Class A	249,028		18,761,770
Dropbox, Inc. - Class A (a)	897,396		24,382,249
Dynatrace, Inc. (a)	358,775		18,875,153
Enphase Energy, Inc. (a)	139,564		4,516,291
F5, Inc. (a)	116,187		36,415,330
Fair Isaac Corp. (a)	4,445		6,386,220
Fortinet, Inc. (a)	273,362		27,308,864
Gartner, Inc. (a)	27,080		9,170,642
Gen Digital, Inc.	566,865		16,716,849
GoDaddy, Inc. - Class A (a)	90,266		14,585,180
Intuit, Inc.	48,210		37,851,117
Keysight Technologies, Inc. (a)	100,612		16,491,313
KLA Corp.	45,584		40,069,704
Manhattan Associates, Inc. (a)	35,206		7,733,350
Microsoft Corp.	63,756		34,013,826
Monolithic Power Systems, Inc.	53,014		37,705,677
Nutanix, Inc. - Class A (a)	482,192		36,246,373
NVIDIA Corp.	148,548		26,422,233
Okta, Inc. (a)	474,670		46,422,726
Onto Innovation, Inc. (a)	57,447		5,443,103
Palantir Technologies, Inc. - Class A (a)	619,591		98,112,235
Palo Alto Networks, Inc. (a)(b)	111,536		19,362,650
PTC, Inc. (a)	67,675		14,537,267
Qualcomm, Inc.	106,620		15,647,551
Roper Technologies, Inc.	40,920		22,522,368
salesforce.com, Inc.	36,430		9,410,962
ServiceNow, Inc. (a)	19,313		18,214,477
Skyworks Solutions, Inc.	134,162		9,195,463
Synopsys, Inc. (a)	0	(d)	217
Tyler Technologies, Inc. (a)	27,945		16,335,529
Ubiquiti, Inc.	84,340		36,727,540
Universal Display Corp.	85,319		12,320,064
VeriSign, Inc.	211,231		56,793,679
Workday, Inc. - Class A (a)	87,618		20,097,817
Zoom Communications, Inc. - Class A (a)	267,338		19,796,379
Zscaler, Inc. (a)	166,017		47,407,815
			1,257,596,076

Materials - 3.2%
CF Industries Holdings, Inc.	258,884		24,032,202
Royal Gold, Inc.	231,303		35,023,900
Southern Copper Corp.	171,371		16,136,282
			75,192,384

Utilities - 1.2%
Clearway Energy, Inc. - Class C	866,897		28,286,849
TOTAL COMMON STOCKS (Cost $2,155,571,959)			2,327,091,088

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.58%(e)	38,074,561		38,074,561
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $38,074,561)			38,074,561

TOTAL INVESTMENTS - 101.5% (Cost $2,193,646,520)			2,365,165,649
Liabilities in Excess of Other Assets - (1.5)%			(35,450,338)
TOTAL NET ASSETS - 100.0%			$2,329,715,311
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $36,893,282.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Rounds to zero.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer US Large Cap Cash Cows Growth Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,327,091,088	$–	$–	$2,327,091,088
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	38,074,561
Total Investments	$2,327,091,088	$–	$–	$2,365,165,649

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $38,074,561 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.